PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	$ 630,462,070	$ 750,297,544
Depreciation expense	$ 90,112,980	$ 90,223,634	$ 112,894,150
Impairment of long-lived assets for the period			$ 202,756,739
Power station built for generating electricity business, portion included in Buildings, Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	$ 36,700,000	$ 43,800,000